share-based compensation - Restricted share units (Details) - EquityInstruments	6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Restricted share units
share-based compensation
Typical vesting period	33 months
TELUS Corporation restricted share units
share-based compensation
Outstanding	3,557,950		3,660,437
Restricted share units with performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding	159,264		155,639
Restricted share units with relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)	75.00%
Outstanding	477,791		466,917
Restricted share units with only service conditions
share-based compensation
Outstanding	2,920,895		3,037,881
Restricted share units without market performance conditions share-based compensation
Outstanding	3,080,159	3,096,260	3,193,520